Significant related party transactions (Tables)	6 Months Ended
Jun. 30, 2025
Significant related party transactions [Abstract]
Transactions Between Group and Related Parties on Commercial Terms Agreed by Parties

	For the 3 months ended 30 June 2025 USD’000	For the 3 months ended 30 June 2024 USD’000	For the 6 months ended 30 June 2025 USD’000	For the 6 months ended 30 June 2024 USD’000
Purchase of services
Support service fees paid/payable to related corporations	1,873	1,715	3,744	3,446
Rental paid/payable to a related corporation	231	220	454	440

Rendering of services
Management fees received/receivable from related corporations	—	159	—	344

Transactions with joint ventures
Management fees received/receivable from joint venture	810	292	1,621	519
Management fees paid/payable to joint venture	203	—	203	—
Interest income received/receivable from joint venture	882	1,326	1,720	2,235

Pool arrangements
Revenue distributable/distributed to related corporations	15,063	26,297	29,175	49,280